Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (26,614)	$ (47,279)	$ (78,340)	$ (108,118)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	71,271,000	69,093,000	70,670,000	68,432,000
Earnings Per Share, Basic	$ (0.37)	$ (0.68)	$ (1.11)	$ (1.58)